Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Legacy Xos preferred stock series A, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Legacy Xos preferred stock series A, authorized	27,041	27,041
Legacy Xos preferred stock series A, issued	0	2,762
Legacy Xos preferred stock series A, outstanding	0	2,762
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	1,000,000	1,000,000
Common stock, issued	163,137	72,277
Common stock, outstanding	163,137	72,277
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000	10,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0